Equity - Schedule of Share Movements (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Movements [Abstract]
Total ordinary shares	101,017,081,114	101,017,081,114	101,017,081,114